Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Parkway common stock, no par value	$ 0
Dividends paid per share	$ 0.16	$ 0.06
Common Stock
Exchange of Grayson common stock, par value		1.25
Parkway common stock, no par value